UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-09143
Eaton Vance Florida Municipal Income Trust
(Exact name of registrant as specified in charter)
The Eaton Vance Building, 255 State Street, Boston, Massachusetts		02109
(Address of principal executive offices)		(Zip code)
Alan R. Dynner, Esq. Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code:		(617) 482-8260

Date of fiscal year end:	November 30

Date of reporting period:	February 28, 2005

Item 1. Schedule of Investments

Eaton Vance Florida Municipal Income Trust	as of February 28, 2005
PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 151.1%

Principal
Amount
(000’s omitted)	Security	Value

Education — 1.5%
$1,000	Volusia County Educational Facilities Authority, (Embry Riddle Aeronautical), 5.75%, 10/15/29	$1,011,170
		1,011,170

Electric Utilities — 3.2%
2,000	Jacksonville Electric Authority, Variable Rate, 8.01%, 10/1/32 (1) (2)	2,081,540
		2,081,540

General Obligations — 2.7%
350	Florida Board of Education, 4.75%, 6/1/28	352,996
1,250	Florida, Variable Rate, 7.82%, 7/1/27 (1) (2)	1,410,962
		1,763,958

Health Care - Miscellaneous — 0.3%
166	Osceola County IDA Community Provider Pooled Loan, 7.75%, 7/1/17	166,485
		166,485

Hospital — 11.9%
1,250	Jacksonville, EDA, (Mayo Clinic), 5.50%, 11/15/36	1,330,537
1,750	Lakeland Hospital System, (Lakeland Regional Health System), 5.50%, 11/15/32	1,826,877
2,000	Orange County Health Facilities Authority, (Adventist Health System), 5.625%, 11/15/32	2,135,040
1,000	South Miami Health Facility Authority, (Baptist Health), 5.25%, 11/15/33	1,038,350
1,400	West Orange Health Care District, 5.80%, 2/1/31	1,469,664
		7,800,468

Housing — 2.4%
$990	Escambia County Housing Finance Authority, SFM, (Multi-County Program), (AMT), 5.50%, 10/1/31	$1,016,017
500	Florida Capital Projects Finance Authority, Student Housing Revenue, (Florida University), 7.75%, 8/15/20	500,435
45	Florida Capital Projects Finance Authority, Student Housing Revenue, (Florida University), 9.50%, 8/15/05	44,995
		1,561,447

Industrial Development Revenue — 3.5%
882	Broward County IDR, (Lynxs Cargoport), (AMT), 6.75%, 6/1/19	814,654
1,000	Capital Trust Agency, (Fort Lauderdale Project), (AMT), 5.75%, 1/1/32	995,850
650	Puerto Rico Port Authority, (American Airlines), (AMT), 6.25%, 6/1/26	458,926
		2,269,430

Insured-Electric Utilities — 14.1%
1,600	Burke County Development Authority (Georgia Power Co.), (MBIA), (AMT), 5.45%, 5/1/34	1,634,496
1,100	Guam Power Authority, (MBIA), 5.125%, 10/1/29	1,161,996
2,700	JEA, (FSA), 4.75%, 10/1/34	2,716,254
2,750	Jupiter Island, Utility System, (South Martin Regional Utility), (MBIA), 5.00%, 10/1/28	2,827,220
750	Puerto Rico Electric Power Authority, (FSA), Variable Rate, 8.39%, 7/1/29 (1) (2)	868,027
		9,207,993

Insured-Escrowed/Prerefunded — 3.3%
650	Dade County, Professional Sports Franchise Facility, (MBIA), Escrowed to Maturity, 5.25%, 10/1/30	725,211
1,250	Tampa Bay Water Utility System, (FGIC), Prerefunded to 10/1/11, 5.75%, 10/1/29	1,430,450
		2,155,661

Insured-General Obligations — 2.9%
1,500	Puerto Rico, (FSA), Variable Rate, 16.243%, 7/1/27 (1) (3)	1,886,865
		1,886,865

Insured-Hospital — 7.4%
$1,000	Coral Gables Health Facilities Authority, (Baptist Health System of South Florida), (FSA), 5.00%, 8/15/29	$1,041,690
1,000	Maricopa County IDA, (Mayo Clinic Hospital), (AMBAC), 5.25%, 11/15/37	1,054,120
1,350	Miami Dade County Health Facilities Authority, (Miami Children’s Hospital), (AMBAC), 5.125%, 8/15/26	1,415,610
1,250	South Miami Health Facility Authority, (Baptist Health), (AMBAC), 5.25%, 11/15/33	1,320,825
		4,832,245

Insured-Housing — 1.7%
1,100	Broward County Housing Finance Authority, Multifamily Housing, (Venice Homes Apartments), (FSA), (AMT), 5.70%, 1/1/32	1,122,693
		1,122,693

Insured-Miscellaneous — 11.8%
4,000	Miami-Dade County, (Professional Sport Franchise), (MBIA), 4.75%, 10/1/30	4,034,040
3,500	Orange County Tourist Development, (AMBAC), 5.125%, 10/1/30	3,656,240
		7,690,280

Insured-Special Tax Revenue — 12.5%
1,500	Dade County Convention Center Special Tax, (AMBAC), 5.00%, 10/1/35	1,529,385
970	Dade County, Special Obligation Residual Certificates, (AMBAC), Variable Rate, 12.255%, 10/1/35 (1) (3)	1,027,007
2,250	Jacksonville, Sales Tax, (AMBAC), 5.00%, 10/1/30	2,317,995
1,470	Miami Beach Resort Tax, (AMBAC), 6.25%, 10/1/22	1,849,466
1,395	Miami-Dade County, Special Obligation, (MBIA), 5.00%, 10/1/37	1,423,193
		8,147,046

Insured-Transportation — 24.5%
2,250	Florida Ports Financing Commission, (FGIC), (AMT), 5.50%, 10/1/29	2,400,570
3,700	Florida Turnpike Authority, (Department of Transportation), (FGIC) , 4.50%, 7/1/27 (4)	3,692,045
1,500	Greater Orlando Aviation Authority, (FGIC), (AMT), Variable Rate, 12.386%, 10/1/18 (1) (3)	1,760,910
500	Lee County Airport, (FSA), (AMT), 5.75%, 10/1/25	549,865
650	Lee County Airport, (FSA), (AMT), 6.00%, 10/1/29	723,509

$1,000	Massachusetts Turnpike Authority, Metropolitan Highway System, (MBIA), 5.00%, 1/1/37	$1,017,930
1,000	Miami-Dade County Expressway Authority, (FGIC), 5.00%, 7/1/33	1,041,990
1,000	Miami-Dade County Expressway Authority, (FGIC), 5.125%, 7/1/29	1,047,880
1,000	Orlando and Orange County Expressway Authority, (FGIC), 5.00%, 7/1/28	1,026,890
1,250	Puerto Rico Highway and Transportation Authority, (MBIA), 5.50%, 7/1/36	1,411,988
1,165	Puerto Rico Highway and Transportation Authority, (MBIA), Variable Rate, 13.274%, 7/1/26 (1) (3)	1,356,654
		16,030,231

Insured-Utilities — 0.8%
500	Ocala Utility System, (FGIC), 5.00%, 10/1/31	523,005
		523,005

Insured-Water and Sewer — 25.3%
3,000	Marco Island Utility System, (MBIA), 5.00%, 10/1/33	3,117,720
1,500	Miami Beach Storm Water, (FGIC), 5.375%, 9/1/30	1,606,890
1,000	Okeechobee Utility Authority, (FSA), 5.00%, 10/1/25	1,049,730
1,250	Saint Petersburg Public Utilities, (FSA), 5.00%, 10/1/28	1,286,463
4,000	Sunrise Utilities System, (AMBAC), 5.00%, 10/1/28	4,262,400
1,500	Tampa Bay Water Utility System, (FGIC), Variable Rate, 7.32%, 10/1/27 (1) (2)	1,537,350
3,650	Winter Haven Utilities System, (MBIA), 4.75%, 10/1/28	3,685,077
		16,545,630

Nursing Home — 2.4%
785	Okaloosa County Retirement Rental Housing, (Encore Retirement Partners), 6.125%, 2/1/14	710,888
265	Orange County Health Facilities Authority, (Westminster Community Care), 6.60%, 4/1/24	234,143
735	Orange County Health Facilities Authority, (Westminster Community Care), 6.75%, 4/1/34	640,655
		1,585,686

Other Revenue — 0.9%
$500	Capital Trust Agency, (Seminole Tribe Convention), 8.95%, 10/1/33	$562,135
		562,135

Senior Living / Life Care — 2.3%
1,500	Lee County IDA, (Shell Point Village), 5.50%, 11/15/29	1,506,210
		1,506,210

Special Tax Revenue — 12.4%
325	Heritage Harbour South Community Development District, 6.20%, 5/1/35	333,223
470	Heritage Harbour South Community Development District, (Capital Improvements), 5.40%, 11/1/08	474,761
845	Heritage Springs Community Development District, 6.75%, 5/1/21	871,018
875	Longleaf Community Development District, 6.65%, 5/1/20	804,081
725	North Springs Improvement District, (Heron Bay), 7.00%, 5/1/19	752,717
1,000	Northern Palm Beach County Improvement District, (Water Control and Improvement), 6.00%, 8/1/25	1,023,360
500	Southern Hills Plantation I Community Development District, 5.80%, 5/1/35	499,810
600	Sterling Hill Community Development District, 6.20%, 5/1/35	614,472
500	Stoneybrook West Community Development District, 7.00%, 5/1/32	534,195
890	University Square Community Development District, 6.75%, 5/1/20	937,268
465	Vista Lakes Community Development District, 7.20%, 5/1/32	498,982
745	Waterlefe Community Development District, 6.95%, 5/1/31	791,898
		8,135,785

Water and Sewer — 3.3%
2,000	Seminole County, Water and Sewer, 5.375%, 10/1/22	2,181,900
		2,181,900

Total Tax-Exempt Investments — 151.1% (identified cost $92,618,357)		98,767,863
Other Assets, Less Liabilities — 3.2%		2,110,435
Auction Preferred Shares Plus Cumulative Unpaid Dividends — (54.3)%		(35,508,945)
Net Assets Applicable to Common Shares — 100.0%		65,369,353

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

FGIC	-	Financial Guaranty Insurance Company

FSA	-	Financial Security Assurance, Inc.

MBIA	-	Municipal Bond Insurance Association

The Trust invests primarily in debt securities issued by Florida municipalities.  The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality.  In order to reduce the risk associated with such economic developments, at February 28, 2005, 69.0% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 11.4% to 22.7% of total investments.

(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers.  At February 28, 2005, the aggregate value of the securities is $11,929,315 or 18.2% of the Trust’s net assets.

(2)	Security has been issued as an inverse floater bond. The stated interest rate represents the rate in effect at February 28, 2005.

(3)	Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at February 28, 2005.

(4)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

A summary of financial instruments at February 28, 2005 is as follows:

Futures Contracts

Expiration Date(s)	Contracts	Position	Aggregate Face Value	Value	Net Unrealized Appreciation
06/05	220 U.S Treasury Bond	Short	$(24,879,690)	$(24,715,625)	164,065

At February 28, 2005, the Trust had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) in value of the investments owned at February 28, 2005 as computed on a federal income tax basis, were as follows:

Aggregate cost	$92,583,909
Gross unrealized appreciation	$6,707,790
Gross unrealized depreciation	(523,836)
Net unrealized appreciation	$6,183,954

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Florida Municipal Income Trust

By:	/s/ Thomas J. Fetter
Thomas J. Fetter
President and Principal Executive Officer

Date:	April 14, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas J. Fetter
Thomas J. Fetter
President and Principal Executive Officer

Date:	April 14, 2005

By:	/s/ James L. O’Connor
James L. O’Connor
Treasurer and Principal Financial Officer

Date:	April 14, 2005